Derivative warrant liabilities (Details 1) - Derivative Warrant Liabilities [Member] - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Share price	$ 0.41	$ 0.41
Dividend yield	0.00%	0.00%
Expected volatility	60.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.42%	0.19%
Expected volatility		60.00%
Remaining term (in years)	1 year 8 months 12 days	1 year 10 months 24 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.01%	0.67%
Expected volatility		70.00%
Remaining term (in years)	4 years 2 months 12 days	4 years 4 months 24 days